Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Income tax benefit at tax rate	29.825%
Tax loss carryforward for corporate income tax purposes	€ 372,000	€ 288,600
Maximum tax loss at risk due to ownership changes	59,000
Tax loss carryforward for trade tax purposes	371,000	287,700
Borrowings
Income taxes
Deferred tax liabilities	86	93
Deferred tax assets	26	44
Leasehold improvements and equipment and right-of-use assets
Income taxes
Deferred tax liabilities	204	276
Other assets.
Income taxes
Deferred tax liabilities	0	1,054
Long term financial assets.
Income taxes
Deferred tax liabilities	266	0
Deferred tax assets	0	1,149
Contract liabilities
Income taxes
Deferred tax liabilities	291	0
Deferred tax assets	0	47
Trade and other receivable
Income taxes
Deferred tax assets	102	1,194
Lease liabilities
Income taxes
Deferred tax assets	150	206
Trade and other payable
Income taxes
Deferred tax assets	31	31
Intangible assets
Income taxes
Deferred tax assets	238	207
AbCheck
Income taxes
Tax loss carryforward for corporate income tax purposes	€ 20	€ 20